Segment Information	6 Months Ended
Jun. 30, 2016
Segment Information
Segment Information:
16.      Segment Information:
The Company has currently two reportable segments from which it derives its revenues: Drybulk and Offshore support segments. The Company had also a Drilling segment until the deconsolidation of Ocean Rig on June 8, 2015 (Note 9) and a tanker segment until the sale of the whole tanker fleet during 2015 (Note 6). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The Drilling business segment consisted of the deepwater drilling rig services of the drilling units through ownership of drilling units. The Tanker business segment consisted of vessels for the transportation of crude and refined petroleum cargoes.
The tables below present information about the Company's reportable segments as of and for the six-month periods ended June 30, 2015 and 2016. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis.
The Company measures segment performance based on net loss. Summarized financial information concerning each of the Company's reportable segments is as follows:
	Drybulk Segment		Offshore support Segment		Tanker Segment		Drilling Segment		Total

	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2015	2016	2015	2016	2015	2016	2015	2016	2015	2016
Revenues from external customers	$64,609	$15,223	$-	$9,769	$104,879	$45	$725,805	$-	$895,293	$25,037
Income tax expense	-	-	-	(19)	-	-	(36,931)	-	(36,931)	(19)
Net loss	(201,210)	(64,963)	-	(8,391)	(16,513)	(1,115)	(1,242,728)	(41,454)	(1,460,451)	(115,923)

	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016
Total assets	$250,877	$121,941	$131,124	$114,707	$2,641	$909	$91,410	$-	$476,052	$237,557